PORTFOLIO OF INVESTMENTS – as of October 31, 2021 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)

Common Stocks – 55.9% of Net Assets
	Aerospace & Defense – 0.8%
34	Axon Enterprise, Inc.(a)	$6,119
213	Boeing Co. (The)(a)	44,097
60	General Dynamics Corp.	12,165
6	L3Harris Technologies, Inc.	1,383
49	Moog, Inc., Class A	3,701
108	Raytheon Technologies Corp.	9,597

		77,062

	Air Freight & Logistics – 0.4%
173	Expeditors International of Washington, Inc.	21,324
78	United Parcel Service, Inc., Class B	16,651

		37,975

	Airlines – 0.1%
22	Alaska Air Group, Inc.(a)	1,162
95	Delta Air Lines, Inc.(a)	3,717
474	JetBlue Airways Corp.(a)	6,650

		11,529

	Auto Components – 0.2%
13	Aptiv PLC(a)	2,248
20	BorgWarner, Inc.	901
320	Dana, Inc.	7,101
43	Visteon Corp.(a)	4,867

		15,117

	Automobiles – 0.8%
179	Ford Motor Co.(a)	3,057
445	General Motors Co.(a)	24,222
36	Tesla, Inc.(a)	40,104
46	Thor Industries, Inc.	4,690

		72,073

	Banks – 3.0%
238	Ameris Bancorp	12,469
217	Bancorp, Inc. (The)(a)	6,629
810	Bank of America Corp.	38,702
230	Cadence Bank	6,675
547	Citigroup, Inc.	37,831
257	Citizens Financial Group, Inc.	12,177
13	Comerica, Inc.	1,106
112	Cullen/Frost Bankers, Inc.	14,504
65	Fifth Third Bancorp	2,829
402	Fulton Financial Corp.	6,472
457	Huntington Bancshares, Inc.	7,193
195	International Bancshares Corp.	8,268
485	KeyCorp	11,286
42	M&T Bank Corp.	6,179

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
246	People’s United Financial, Inc.	$4,216
99	PNC Financial Services Group, Inc. (The)	20,892
257	Regions Financial Corp.	6,086
300	Truist Financial Corp.	19,041
316	Trustmark Corp.	10,052
144	U.S. Bancorp	8,693
192	Webster Financial Corp.	10,744
523	Wells Fargo & Co.	26,757
84	Wintrust Financial Corp.	7,434

		286,235

	Beverages – 1.5%
241	Coca-Cola Co. (The)	13,585
111	Constellation Brands, Inc., Class A	24,066
1,115	Keurig Dr Pepper, Inc.	40,240
563	Monster Beverage Corp.(a)	47,855
88	PepsiCo, Inc.	14,221

		139,967

	Biotechnology – 1.8%
56	AbbVie, Inc.	6,422
184	Alnylam Pharmaceuticals, Inc.(a)	29,359
58	Amgen, Inc.	12,004
12	Biogen, Inc.(a)	3,200
140	BioMarin Pharmaceutical, Inc.(a)	11,092
189	CRISPR Therapeutics AG(a)	17,261
30	Ligand Pharmaceuticals, Inc.(a)	4,378
51	Moderna, Inc.(a)	17,606
106	Regeneron Pharmaceuticals, Inc.(a)	67,834

		169,156

	Building Products – 0.4%
32	Carlisle Cos., Inc.	7,133
42	Carrier Global Corp.	2,194
36	Johnson Controls International PLC	2,641
33	Lennox International, Inc.	9,876
94	Owens Corning	8,781
62	Trex Co., Inc.(a)	6,597

		37,222

	Capital Markets – 4.0%
15	Ameriprise Financial, Inc.	4,532
583	Bank of New York Mellon Corp. (The)	34,514
12	BlackRock, Inc.	11,322
681	Charles Schwab Corp. (The)	55,862
21	CME Group, Inc.	4,632
79	FactSet Research Systems, Inc.	35,067
74	Franklin Resources, Inc.	2,330
82	Goldman Sachs Group, Inc. (The)	33,895
189	Intercontinental Exchange, Inc.	26,169
20	Invesco Ltd.	508

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
158	Janus Henderson Group PLC	$7,347
246	KKR & Co., Inc.	19,599
35	Moody’s Corp.	14,145
44	Morgan Stanley	4,522
43	MSCI, Inc.	28,590
85	Northern Trust Corp.	10,458
30	S&P Global, Inc.	14,225
312	SEI Investments Co.	19,669
386	State Street Corp.	38,040
7	T. Rowe Price Group, Inc.	1,518
39	Virtus Investment Partners, Inc.	12,480

		379,424

	Chemicals – 0.7%
210	Dow, Inc.	11,754
31	DuPont de Nemours, Inc.	2,158
12	Ecolab, Inc.	2,667
86	HB Fuller Co.	6,064
63	Innospec, Inc.	5,708
13	International Flavors & Fragrances, Inc.	1,917
62	Linde PLC	19,790
76	Minerals Technologies, Inc.	5,391
11	PPG Industries, Inc.	1,766
11	Sherwin-Williams Co. (The)	3,483
44	Stepan Co.	5,281

		65,979

	Commercial Services & Supplies – 0.3%
44	MSA Safety, Inc.	6,733
9	Republic Services, Inc.	1,212
67	Tetra Tech, Inc.	11,769
86	Viad Corp.(a)	3,816
19	Waste Management, Inc.	3,044

		26,574

	Communications Equipment – 0.5%
4	Arista Networks, Inc.(a)	1,639
109	Ciena Corp.(a)	5,918
567	Cisco Systems, Inc.	31,735
9	F5 Networks, Inc.(a)	1,900
61	Lumentum Holdings, Inc.(a)	5,037

		46,229

	Construction & Engineering – 0.1%
206	AECOM(a)	14,084

	Consumer Finance – 1.5%
944	Ally Financial, Inc.	45,067
291	American Express Co.	50,570
289	Capital One Financial Corp.	43,648

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
57	Green Dot Corp., Class A(a)	$2,414

		141,699

	Containers & Packaging – 0.1%
56	Ball Corp.	5,123
58	International Paper Co.	2,881
126	WestRock Co.	6,060

		14,064

	Distributors – 0.1%
46	Genuine Parts Co.	6,031

	Diversified Telecommunication Services – 0.2%
1,294	Lumen Technologies, Inc.	15,347

	Electric Utilities – 0.4%
148	American Electric Power Co., Inc.	12,537
19	Edison International	1,196
37	Eversource Energy	3,141
60	IDACORP, Inc.	6,259
118	NextEra Energy, Inc.	10,069
44	PPL Corp.	1,267

		34,469

	Electrical Equipment – 0.8%
21	Acuity Brands, Inc.	4,314
51	Eaton Corp. PLC	8,403
41	Hubbell, Inc.	8,174
375	Plug Power, Inc.(a)	14,351
36	Rockwell Automation, Inc.	11,498
451	Sunrun, Inc.(a)	26,014

		72,754

	Electronic Equipment, Instruments & Components – 0.8%
115	Avnet, Inc.	4,383
6	CDW Corp.	1,120
117	Cognex Corp.	10,248
25	Coherent, Inc.(a)	6,360
77	Corning, Inc.	2,739
146	Itron, Inc.(a)	11,354
10	Keysight Technologies, Inc.(a)	1,800
23	Littelfuse, Inc.	6,775
20	Rogers Corp.(a)	4,022
143	TE Connectivity Ltd.	20,878
13	Trimble, Inc.(a)	1,136
207	Vishay Intertechnology, Inc.	3,979

		74,794

	Energy Equipment & Services – 0.4%
874	Archrock, Inc.	7,158
120	Baker Hughes Co.	3,010
260	ChampionX Corp.(a)	6,820

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
771	Schlumberger NV	$24,872

		41,860

	Entertainment – 1.2%
91	Electronic Arts, Inc.	12,763
57	Netflix, Inc.(a)	39,347
342	Walt Disney Co. (The)(a)	57,822

		109,932

	Food & Staples Retailing – 0.3%
90	BJ’s Wholesale Club Holdings, Inc.(a)	5,260
4	Costco Wholesale Corp.	1,966
88	Kroger Co. (The)	3,522
278	SpartanNash Co.	6,433
141	Sysco Corp.	10,843
72	Walgreens Boots Alliance, Inc.	3,385

		31,409

	Food Products – 0.4%
80	Campbell Soup Co.	3,196
16	Conagra Brands, Inc.	515
105	Darling Ingredients, Inc.(a)	8,875
62	General Mills, Inc.	3,832
119	Hain Celestial Group, Inc. (The)(a)	5,339
81	Hormel Foods Corp.	3,428
60	Ingredion, Inc.	5,714
17	J.M. Smucker Co. (The)	2,089
31	Kellogg Co.	1,900
18	McCormick & Co., Inc.	1,444
50	Mondelez International, Inc., Class A	3,037

		39,369

	Gas Utilities – 0.2%
123	New Jersey Resources Corp.	4,651
69	ONE Gas, Inc.	4,644
133	South Jersey Industries, Inc.	3,027
142	UGI Corp.	6,164

		18,486

	Health Care Equipment & Supplies – 1.1%
2	Align Technology, Inc.(a)	1,249
29	Baxter International, Inc.	2,290
9	Becton Dickinson & Co.	2,156
9	Cooper Cos., Inc. (The)	3,752
31	Danaher Corp.	9,665
16	DENTSPLY SIRONA, Inc.	915
4	DexCom, Inc.(a)	2,493
36	Edwards Lifesciences Corp.(a)	4,314
64	Globus Medical, Inc., Class A(a)	4,939
32	Haemonetics Corp.(a)	2,199
58	Hill-Rom Holdings, Inc.	8,984

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
27	Hologic, Inc.(a)	$1,979
48	Intuitive Surgical, Inc.(a)	17,334
152	Meridian Bioscience, Inc.(a)	2,859
49	Merit Medical Systems, Inc.(a)	3,296
31	Penumbra, Inc.(a)	8,573
16	Quidel Corp.(a)	2,124
27	STAAR Surgical Co.(a)	3,199
103	STERIS PLC	24,075
10	Stryker Corp.	2,661

		109,056

	Health Care Providers & Services – 1.9%
20	Amedisys, Inc.(a)	3,387
3	Anthem, Inc.	1,305
100	Centene Corp.(a)	7,124
15	Chemed Corp.	7,234
230	CVS Health Corp.	20,534
59	DaVita, Inc.(a)	6,091
56	Encompass Health Corp.	3,559
262	HCA Healthcare, Inc.	65,620
33	Henry Schein, Inc.(a)	2,520
81	Humana, Inc.	37,516
28	Laboratory Corp. of America Holdings(a)	8,037
231	MEDNAX, Inc.(a)	6,290
107	Patterson Cos., Inc.	3,345
41	Quest Diagnostics, Inc.	6,018
162	Select Medical Holdings Corp.	5,382

		183,962

	Health Care Technology – 0.2%
381	Allscripts Healthcare Solutions, Inc.(a)	5,250
166	Cerner Corp.	12,332

		17,582

	Hotels, Restaurants & Leisure – 1.7%
17	Booking Holdings, Inc.(a)	41,153
11	Expedia Group, Inc.(a)	1,809
192	Hilton Worldwide Holdings, Inc.(a)	27,638
68	Jack in the Box, Inc.	6,729
26	McDonald’s Corp.	6,384
77	Shake Shack, Inc., Class A(a)	5,326
115	Six Flags Entertainment Corp.(a)	4,730
321	Starbucks Corp.	34,048
231	Wendy’s Co. (The)	5,151
308	Yum China Holdings, Inc.	17,581
118	Yum! Brands, Inc.	14,743

		165,292

	Household Durables – 0.3%
178	KB Home	7,147
138	Meritage Homes Corp.(a)	15,002

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – continued
249	Taylor Morrison Home Corp.(a)	$7,602

		29,751

	Household Products – 0.5%
7	Clorox Co. (The)	1,141
396	Colgate-Palmolive Co.	30,171
96	Kimberly-Clark Corp.	12,431

		43,743

	Independent Power & Renewable Electricity Producers – 0.3%
89	AES Corp. (The)	2,237
193	NextEra Energy Partners LP	16,656
122	Sunnova Energy International, Inc.(a)	5,436

		24,329

	Industrial Conglomerates – 0.3%
30	3M Co.	5,360
189	General Electric Co.	19,821
10	Honeywell International, Inc.	2,186

		27,367

	Insurance – 1.6%
27	Aflac, Inc.	1,449
44	Allstate Corp. (The)	5,442
565	American International Group, Inc.	33,386
81	Chubb Ltd.	15,826
102	First American Financial Corp.	7,460
40	Hanover Insurance Group, Inc. (The)	5,040
322	Hartford Financial Services Group, Inc. (The)	23,483
15	Lincoln National Corp.	1,082
50	Marsh & McLennan Cos., Inc.	8,340
23	MetLife, Inc.	1,444
74	Prudential Financial, Inc.	8,144
273	Reinsurance Group of America, Inc.	32,236
37	Travelers Cos., Inc. (The)	5,953

		149,285

	Interactive Media & Services – 2.4%
13	Alphabet, Inc., Class A(a)	38,492
30	Alphabet, Inc., Class C(a)	88,962
300	Meta Platforms, Inc., Class A(a)	97,071
23	Twitter, Inc.(a)	1,232

		225,757

	Internet & Direct Marketing Retail – 1.9%
250	Alibaba Group Holding Ltd., Sponsored ADR(a)	41,235
24	Amazon.com, Inc.(a)	80,938
612	eBay, Inc.	46,953
720	Qurate Retail, Inc., Class A	7,517

		176,643

Shares	Description	Value (†)

Common Stocks – continued
	IT Services – 2.7%
182	Automatic Data Processing, Inc.	$40,857
61	Cognizant Technology Solutions Corp., Class A	4,763
686	DXC Technology Co.(a)	22,343
235	Fiserv, Inc.(a)	23,145
120	Gartner, Inc.(a)	39,829
40	International Business Machines Corp.	5,004
102	MasterCard, Inc., Class A	34,223
44	Paychex, Inc.	5,424
16	VeriSign, Inc.(a)	3,563
328	Visa, Inc., Class A	69,461
31	WEX, Inc.(a)	4,641

		253,253

	Leisure Products – 0.0%
142	Callaway Golf Co.(a)	3,841

	Life Sciences Tools & Services – 0.7%
35	Agilent Technologies, Inc.	5,512
65	Illumina, Inc.(a)	26,979
124	NeoGenomics, Inc.(a)	5,704
58	Repligen Corp.(a)	16,849
14	Thermo Fisher Scientific, Inc.	8,863
9	Waters Corp.(a)	3,308

		67,215

	Machinery – 1.5%
74	AGCO Corp.	9,044
65	Caterpillar, Inc.	13,261
42	Chart Industries, Inc.(a)	7,456
61	Cummins, Inc.	14,630
116	Deere & Co.	39,708
30	Illinois Tool Works, Inc.	6,836
103	ITT, Inc.	9,689
125	Kennametal, Inc.	4,969
78	Oshkosh Corp.	8,346
23	Otis Worldwide Corp.	1,847
112	PACCAR, Inc.	10,037
19	Parker-Hannifin Corp.	5,635
102	Terex Corp.	4,570
90	Toro Co. (The)	8,592

		144,620

	Media – 1.5%
5	Cable One, Inc.	8,556
54	Charter Communications, Inc., Class A(a)	36,444
823	Comcast Corp., Class A	42,327
421	Discovery, Inc., Series A(a)	9,868
18	Discovery, Inc., Series C(a)	406
290	Interpublic Group of Cos., Inc. (The)	10,605
111	New York Times Co. (The), Class A	6,059
675	News Corp., Class A	15,458

Shares	Description	Value (†)

Common Stocks – continued
	Media – continued
147	Omnicom Group, Inc.	$10,008

		139,731

	Metals & Mining – 0.3%
317	Cleveland-Cliffs, Inc.(a)	7,643
186	Commercial Metals Co.	5,985
12	Nucor Corp.	1,340
79	Reliance Steel & Aluminum Co.	11,547
51	Royal Gold, Inc.	5,050

		31,565

	Multi-Utilities – 0.2%
83	Consolidated Edison, Inc.	6,258
33	DTE Energy Co.	3,741
21	Sempra Energy	2,680
22	WEC Energy Group, Inc.	1,981

		14,660

	Multiline Retail – 0.3%
473	Macy’s, Inc.	12,520
77	Target Corp.	19,991

		32,511

	Oil, Gas & Consumable Fuels – 1.8%
692	Antero Midstream Corp.	7,363
1,050	APA Corp.	27,521
455	ConocoPhillips	33,893
99	Devon Energy Corp.	3,968
194	Diamondback Energy, Inc.	20,795
97	DTE Midstream LLC(a)	4,652
455	EOG Resources, Inc.	42,069
184	EQT Corp.(a)	3,663
225	Kinder Morgan, Inc.	3,769
355	Marathon Oil Corp.	5,794
91	ONEOK, Inc.	5,789
194	Range Resources Corp.(a)	4,524
591	Southwestern Energy Co.(a)	2,884
60	Valero Energy Corp.	4,640
97	World Fuel Services Corp.	2,961

		174,285

	Paper & Forest Products – 0.1%
137	Louisiana-Pacific Corp.	8,073
5	Sylvamo Corp.(a)	141

		8,214

	Personal Products – 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	1,297

	Pharmaceuticals – 1.3%
343	Bristol-Myers Squibb Co.	20,031
17	Eli Lilly & Co.	4,331

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
44	Jazz Pharmaceuticals PLC(a)	$5,854
97	Merck & Co., Inc.	8,541
342	Novartis AG, Sponsored ADR	28,304
130	Novo Nordisk A/S, Sponsored ADR	14,317
197	Pfizer, Inc.	8,617
604	Roche Holding AG, Sponsored ADR	29,191
194	Viatris, Inc.	2,590
23	Zoetis, Inc.	4,972

		126,748

	Professional Services – 0.3%
82	Exponent, Inc.	9,414
10	IHS Markit Ltd.	1,307
29	Insperity, Inc.	3,625
84	Korn Ferry	6,486
50	ManpowerGroup, Inc.	4,832
24	Nielsen Holdings PLC	486

		26,150

	Real Estate Management & Development – 0.3%
165	CBRE Group, Inc., Class A(a)	17,173
42	Jones Lang LaSalle, Inc.(a)	10,846

		28,019

	REITs – Apartments – 0.3%
143	American Campus Communities, Inc.	7,682
10	AvalonBay Communities, Inc.	2,367
100	Camden Property Trust	16,310
57	Equity Residential	4,925

		31,284

	REITs – Diversified – 0.4%
41	American Tower Corp.	11,561
33	Crown Castle International Corp.	5,950
72	CyrusOne, Inc.	5,905
15	Digital Realty Trust, Inc.	2,367
6	Equinix, Inc.	5,022
119	Weyerhaeuser Co.	4,251

		35,056

	REITs – Health Care – 0.1%
38	Ventas, Inc.	2,028
47	Welltower, Inc.	3,779

		5,807

	REITs – Hotels – 0.0%
123	Host Hotels & Resorts, Inc.(a)	2,070

	REITs – Mortgage – 0.2%
252	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,221

Shares	Description	Value (†)

Common Stocks – continued
	REITs – Office Property – 0.3%
8	Boston Properties, Inc.	$909
225	Corporate Office Properties Trust	6,102
243	Douglas Emmett, Inc.	7,941
340	Easterly Government Properties, Inc.	7,150
109	Kilroy Realty Corp.	7,345

		29,447

	REITs – Regional Malls – 0.1%
263	Macerich Co. (The)	4,758

	REITs – Shopping Centers – 0.1%
605	Brixmor Property Group, Inc.	14,181

	REITs – Storage – 0.0%
25	Iron Mountain, Inc.	1,141

	REITs – Warehouse/Industrials – 0.1%
66	ProLogis, Inc.	9,567

	Road & Rail – 0.3%
96	CSX Corp.	3,472
4	Kansas City Southern	1,241
40	Norfolk Southern Corp.	11,722
65	Ryder System, Inc.	5,522
29	Union Pacific Corp.	7,001

		28,958

	Semiconductors & Semiconductor Equipment – 3.1%
52	Advanced Micro Devices, Inc.(a)	6,252
18	Analog Devices, Inc.	3,123
40	Applied Materials, Inc.	5,466
83	Cirrus Logic, Inc.(a)	6,707
49	Enphase Energy, Inc.(a)	11,350
183	First Solar, Inc.(a)	21,885
114	Ichor Holdings Ltd.(a)	4,984
201	Intel Corp.	9,849
8	Lam Research Corp.	4,508
88	Micron Technology, Inc.	6,081
509	NVIDIA Corp.	130,136
6	NXP Semiconductors NV	1,205
246	QUALCOMM, Inc.	32,728
66	Silicon Laboratories, Inc.(a)	12,458
18	SolarEdge Technologies, Inc.(a)	6,384
95	Texas Instruments, Inc.	17,811
34	Universal Display Corp.	6,229
63	Wolfspeed, Inc.(a)	7,567

		294,723

	Software – 4.5%
19	Adobe, Inc.(a)	12,357
198	Autodesk, Inc.(a)	62,887
50	Blackbaud, Inc.(a)	3,550

Shares	Description	Value (†)

Common Stocks – continued
	Software – continued
72	Bottomline Technologies, Inc.(a)	$3,334
11	Citrix Systems, Inc.	1,042
95	CommVault Systems, Inc.(a)	5,842
23	Fair Isaac Corp.(a)	9,159
234	Microsoft Corp.	77,599
143	NCR Corp.(a)	5,654
687	NortonLifeLock, Inc.	17,484
883	Oracle Corp.	84,715
43	Paylocity Holding Corp.(a)	13,121
44	Qualys, Inc.(a)	5,477
175	salesforce.com, Inc.(a)	52,446
70	SPS Commerce, Inc.(a)	10,691
210	Workday, Inc., Class A(a)	60,896

		426,254

	Specialty Retail – 1.0%
137	American Eagle Outfitters, Inc.	3,252
53	Asbury Automotive Group, Inc.(a)	10,373
2	AutoZone, Inc.(a)	3,570
35	Best Buy Co., Inc.	4,278
67	Boot Barn Holdings, Inc.(a)	7,001
28	Five Below, Inc.(a)	5,524
19	GameStop Corp., Class A(a)	3,487
23	Home Depot, Inc. (The)	8,550
33	Lithia Motors, Inc.	10,534
85	Lowe’s Cos., Inc.	19,875
39	Monro, Inc.	2,409
19	TJX Cos., Inc. (The)	1,244
15	Tractor Supply Co.	3,257
9	Ulta Beauty, Inc.(a)	3,306
53	Williams-Sonoma, Inc.	9,844

		96,504

	Technology Hardware, Storage & Peripherals – 0.2%
241	Hewlett Packard Enterprise Co.	3,531
278	HP, Inc.	8,432
104	Seagate Technology Holdings PLC	9,263

		21,226

	Textiles, Apparel & Luxury Goods – 0.6%
33	Deckers Outdoor Corp.(a)	13,045
1,061	Under Armour, Inc., Class A(a)	23,300
219	VF Corp.	15,961
124	Wolverine World Wide, Inc.	4,113

		56,419

	Thrifts & Mortgage Finance – 0.1%
180	Mr. Cooper Group, Inc.(a)	7,891

	Trading Companies & Distributors – 0.0%
41	GATX Corp.	3,889

Shares	Description	Value (†)

Common Stocks – continued
	Water Utilities – 0.2%
48	American Water Works Co., Inc.	$8,360
139	Essential Utilities, Inc.	6,543

		14,903

	Wireless Telecommunication Services – 0.1%
85	Shenandoah Telecommunications Co.	2,349
90	T-Mobile US, Inc.(a)	10,353

		12,702

	Total Common Stocks (Identified Cost $4,311,900)	5,295,717

Principal Amount

Bonds and Notes – 6.2%
	Automotive – 0.1%
$ 4,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	4,416
2,000	Lear Corp., 4.250%, 5/15/2029	2,231
5,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	5,024

		11,671

	Banking – 0.7%
5,000	American Express Co., 3.700%, 8/03/2023	5,255
5,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	5,029
4,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	4,244
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,111
4,000	Citigroup, Inc., 4.600%, 3/09/2026	4,462
2,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	2,019
4,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	4,293
4,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,193
6,000	KeyCorp, MTN, 2.550%, 10/01/2029	6,200
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	4,335
3,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	3,435
4,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	4,202
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,083
3,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,168

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$ 4,000	State Street Corp., 2.400%, 1/24/2030	$4,109
5,000	Truist Bank, 3.200%, 4/01/2024	5,269
4,000	Westpac Banking Corp., 2.350%, 2/19/2025	4,156

		68,563

	Brokerage – 0.1%
6,000	BlackRock, Inc., 2.400%, 4/30/2030	6,193
7,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	7,009

		13,202

	Chemicals – 0.1%
6,000	LYB International Finance BV, 5.250%, 7/15/2043	7,762

	Construction Machinery – 0.1%
6,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	6,013
5,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	5,020

		11,033

	Consumer Cyclical Services – 0.0%
4,000	eBay, Inc., 3.800%, 3/09/2022	4,036

	Diversified Manufacturing – 0.1%
6,000	3M Co., 3.050%, 4/15/2030	6,463

	Electric – 0.4%
4,000	Duke Energy Corp., 3.750%, 4/15/2024	4,238
6,000	Entergy Corp., 0.900%, 9/15/2025	5,847
4,000	Exelon Corp., 4.050%, 4/15/2030	4,503
6,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	5,992
8,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	8,715
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,254
4,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	4,271

		35,820

	Environmental – 0.1%
4,000	Republic Services, Inc., 1.450%, 2/15/2031	3,743

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Environmental – continued
$ 2,000	Waste Management, Inc., 2.950%, 6/01/2041	$2,073

		5,816

	Finance Companies – 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	2,080

	Financial Other – 0.1%
6,000	ORIX Corp., 2.900%, 7/18/2022	6,090

	Food & Beverage – 0.2%
6,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	5,973
5,000	General Mills, Inc., 4.000%, 4/17/2025	5,435
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,167

		15,575

	Government Owned – No Guarantee – 0.1%
7,000	Federal National Mortgage Association, 6.625%, 11/15/2030	9,911

	Health Insurance – 0.1%
4,000	Anthem, Inc., 4.101%, 3/01/2028	4,503
4,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,505

		10,008

	Healthcare – 0.1%
4,000	Cigna Corp., 3.750%, 7/15/2023	4,198
3,000	CVS Health Corp., 4.300%, 3/25/2028	3,396
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,069
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,095

		11,758

	Independent Energy – 0.1%
5,000	EQT Corp., 3.000%, 10/01/2022	5,051

	Integrated Energy – 0.2%
5,000	BP Capital Markets PLC, 3.814%, 2/10/2024	5,324
4,000	Exxon Mobil Corp., 2.992%, 3/19/2025	4,229

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Integrated Energy – continued
$ 5,000	Shell International Finance BV, 6.375%, 12/15/2038	$7,404

		16,957

	Life Insurance – 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,495
2,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	2,168

		4,663

	Media Entertainment – 0.0%
4,000	ViacomCBS, Inc., 4.750%, 5/15/2025	4,438

	Midstream – 0.1%
5,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	5,303

	Mortgage Related – 1.0%
412	FHLMC, 3.000%, 6/01/2049	429
30,368	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	30,384
30,439	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	31,285
23,829	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	24,897
3,935	FNMA, 3.500%, with various maturities in 2049(b)	4,154
889	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	950
1,053	FNMA, 4.500%, with various maturities in 2049(b)	1,139

		93,238

	Natural Gas – 0.1%
6,000	NiSource, Inc., 0.950%, 8/15/2025	5,883

	Pharmaceuticals – 0.2%
4,000	AbbVie, Inc., 3.600%, 5/14/2025	4,289
5,000	Amgen, Inc., 2.650%, 5/11/2022	5,052
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,973
5,000	Johnson & Johnson, 1.300%, 9/01/2030	4,790
2,000	Viatris, Inc., 3.850%, 6/22/2040	2,142

		18,246

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Property & Casualty Insurance – 0.0%
$ 4,000	American International Group, Inc., 3.400%, 6/30/2030	$4,332

	Railroads – 0.0%
4,000	CSX Corp., 2.600%, 11/01/2026	4,221

	REITs - Apartments – 0.0%
2,000	Essex Portfolio LP, 3.000%, 1/15/2030	2,097

	REITs - Health Care – 0.0%
4,000	Welltower, Inc., 2.800%, 6/01/2031	4,108

	REITs - Office Property – 0.0%
3,000	Boston Properties LP, 2.750%, 10/01/2026	3,135

	Restaurants – 0.1%
5,000	Starbucks Corp., 2.250%, 3/12/2030	5,020

	Retailers – 0.0%
4,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,705

	Technology – 0.4%
5,000	Apple, Inc., 2.500%, 2/09/2025	5,223
2,000	Broadcom, Inc., 4.110%, 9/15/2028	2,205
2,000	HP, Inc., 3.000%, 6/17/2027	2,114
2,000	Intel Corp., 2.450%, 11/15/2029	2,063
5,000	International Business Machines Corp., 4.000%, 6/20/2042	5,768
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,125
4,000	Oracle Corp., 2.950%, 5/15/2025	4,210
6,000	QUALCOMM, Inc., 1.650%, 5/20/2032	5,674
6,000	VMware, Inc., 2.950%, 8/21/2022	6,100

		35,482

	Treasuries – 1.3%
6,000	U.S. Treasury Bond, 2.250%, 5/15/2041	6,262
5,000	U.S. Treasury Bond, 2.500%, 5/15/2046	5,511
8,000	U.S. Treasury Bond, 2.875%, 11/15/2046	9,469

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Treasuries – continued
$ 14,000	U.S. Treasury Bond, 3.000%, 5/15/2045	$16,711
5,000	U.S. Treasury Bond, 3.000%, 2/15/2048	6,087
11,000	U.S. Treasury Bond, 3.000%, 2/15/2049	13,478
27,000	U.S. Treasury Note, 0.375%, 11/30/2025	26,251
11,000	U.S. Treasury Note, 1.625%, 8/31/2022	11,137
25,000	U.S. Treasury Note, 2.125%, 12/31/2022	25,548

		120,454

	Utility Other – 0.1%
8,000	Essential Utilities, Inc., 4.276%, 5/01/2049	9,714

	Wireless – 0.1%
5,000	Vodafone Group PLC, 6.150%, 2/27/2037	6,855

	Wirelines – 0.2%
4,000	AT&T, Inc., 3.650%, 6/01/2051	4,160
4,000	AT&T, Inc., 5.250%, 3/01/2037	4,968
5,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.225%, 5/15/2025(c)	5,111

		14,239

	Total Bonds and Notes (Identified Cost $588,520)	587,929

Shares

Exchange-Traded Funds – 8.9%
10,475	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $762,629)	847,951

Mutual Funds – 8.8%
17,990	WCM Focused Emerging Markets Fund, Institutional Class	371,127
15,846	WCM Focused International Growth Fund, Institutional Class	458,116

	Total Mutual Funds (Identified Cost $729,347)	829,243

Affiliated Mutual Funds – 17.4%
20,923	Loomis Sayles Inflation Protected Securities Fund, Class N	252,127
17,805	Loomis Sayles Limited Term Government and Agency Fund, Class N	202,622
32,779	Mirova Global Green Bond Fund, Class N	341,229
56,233	Mirova International Sustainable Equity Fund, Class N	850,250

	Total Affiliated Mutual Funds (Identified Cost $1,545,151)	1,646,228

Principal Amount	Description	Value (†)

Short-Term Investments – 3.2%
$ 301,504	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/2021 at 0.000% to be repurchased at $301,504 on 11/01/2021 collateralized by $246,400 U.S. Treasury Inflation Indexed Note, 0.500% due 1/15/2028 valued at $308,048 including accrued interest(d) (Identified Cost $301,504)	$301,504

	Total Investments – 100.4% (Identified Cost $8,239,051)	9,508,572
	Other assets less liabilities – (0.4)%	(41,864)

	Net Assets – 100.0%	$9,466,708

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of October 31, 2021 is disclosed.

(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the value of Rule 144A holdings amounted to $4,335 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period from February 1, 2021 to October 31, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$140,788	$127,011	$17,296	$2,123	$(499)	$252,127	$7,428
Loomis Sayles Limited Term Government and Agency Fund, Class N	112,782	104,783	12,626	139	(2,456)	202,622	1,064
Mirova Global Green Bond Fund, Class N	196,967	174,340	21,988	590	(8,680)	341,229	3,007
Mirova International Sustainable Equity Fund, Class N	427,161	418,722	56,997	22,284	39,080	850,250	5,382

	$877,698	$824,856	$108,907	$25,136	$27,445	$1,646,228	$16,881

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,295,717	$—	$—	$5,295,717
Bonds and Notes*	—	587,929	—	587,929
Exchange-Traded Funds	847,951	—	—	847,951
Mutual Funds	829,243	—	—	829,243
Affiliated Mutual Funds	1,646,228	—	—	1,646,228
Short-Term Investments	—	301,504	—	301,504

Total	$8,619,139	$889,433	$—	$9,508,572

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2021 (Unaudited)

Equity	82.6%
Fixed Income	14.6
Short-Term Investments	3.2

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%